DRIEHAUS MUTUAL FUNDS

(the “Trust”)

Driehaus Emerging Markets Growth Fund *DREGX

Driehaus Emerging Markets Small Cap Growth Fund *DRESX

Driehaus International Small Cap Growth Fund *DRIOX

Driehaus Micro Cap Growth Fund *DMCRX

(the “Funds”)

SUPPLEMENT DATED JULY 1, 2015

TO THE

STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS

DATED APRIL 30, 2015 (“SAI”)

Effective June 4, 2015, A.R. Umans no longer serves as a Trustee of the Trust. Accordingly, all references to A.R. Umans in the SAI are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call the Driehaus Mutual Funds at (800) 560-6111.